Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth the compensation for our Principal Executive Officers (“PEO”) and the average compensation for our other non-PEO
NEOs, both as reported in the 2024 Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (as defined under Commission rules) to such individuals for each of fiscal 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, our net income and our adjusted operating income over such years in accordance with Commission rules.

	BOSWELL (1)		NASH (1)		MESLOW (1)		WEXNER (1)
YEAR	SUMMARY COMPENSATION TABLE “SCT” TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)

2024	12,570,293	8,575,701	N/A	N/A	N/A	N/A	N/A	N/A

2023	11,694,513	12,796,859	N/A	N/A	N/A	N/A	N/A	N/A

2022	6,908,991	7,029,815	22,795,013	21,646,899	9,467,439	(115,380,126)	N/A	N/A

2021	N/A	N/A	N/A	N/A	17,668,627	90,562,269	N/A	N/A

2020	N/A	N/A	N/A	N/A	18,494,939	56,713,648	1,554,209	(1,902,884)

	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($) (2)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($) (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR			TOTAL SHAREHOLDER RETURN ($) (4)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (4)	NET INCOME ($M)	ADJUSTED OPERATING INCOME ($M) (5)

2024	4,138,178	2,506,748	218.10	227.91	798	1,266

2023	3,749,110	2,984,218	246.71	174.14	878	1,285

2022	6,048,032	5,371,173	248.05	123.99	800	1,376

2021	5,340,605	6,947,481	297.58	149.72	1,333	2,019

2020	3,550,502	3,936,298	178.17	141.39	844	1,634

(1)
The Company’s PEOs include the following: (i) for fiscal 2023 and 2024, Gina Boswell; (ii) for fiscal 2022, Gina Boswell, Sarah Nash and Andrew Meslow; (iii) for fiscal 2021, Andrew Meslow; and (iv) for fiscal 2020, Andrew Meslow and Leslie Wexner.

(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2024, 2023, 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table on the previous page of this proxy statement, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table on the previous page of this proxy statement do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the compensation decisions made by the HCC Committee in regard to the Company’s PEO and other NEOs for fiscal 2024, see “—Compensation Discussion and Analysis” beginning on page 32 of this proxy statement.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR (a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2024:

Ms. Boswell	12,570,293	8,126,164	6,141,959	0	37,659	0	(2,048,047)	8,575,701

Non-PEO NEO Average	4,138,178	1,941,748	1,216,202	0	73,956	(609,467)	(370,373)	2,506,748

Fiscal 2023:

Ms. Boswell	11,694,513	7,333,900	8,738,905	0	(276,498)	0	(26,161)	12,796,859

Non-PEO NEO Average	3,749,110	1,370,407	1,636,606	0	(152,427)	(253,153)	(625,511)	2,984,218

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	0	(287,960)	0	3,075,007	56,713,648

Mr. Wexner	1,554,209	0	0	0	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	0	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term, multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. Treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of the
Company’s
common stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

(3)
The average compensation for the
non-PEO
NEOs reflects the compensation for the following individuals: (i) for fiscal 2024, Eva Boratto, Michael Wu, Tom Mazurek, Julie Rosen and Deon Riley; (ii) for fiscal 2023, Wendy Arlin, Eva Boratto, Julie Rosen, Deon Riley and Michael Wu; (iii) for fiscal 2022, Wendy Arlin, Julie Rosen, Deon Riley and Michael Wu; (iv) for fiscal 2021, Wendy Arlin, James Bersani, Julie Rosen, Deon Riley and Stuart Burgdoerfer; and (v) for fiscal 2020, Stuart Burgdoerfer, James Bersani, Julie Rosen, Deon Riley, Charles McGuigan and Shelley Milano.

(4)
TSR is cumulative for the measurement periods beginning on February 2, 2020 and ending on the last day of each of fiscal 2024, 2023, 2022, 2021 and 2020, calculated in accordance with Item 201(e) of Regulation
S-K,
including reinvestment of dividends. The Company’s stock prices prior to August 3, 2021 have been adjusted to give effect to the spin-off
of Victoria’s Secret & Co. Peer group TSR for purposes of this table is calculated based on the S&P 500 Consumer Discretionary Distribution & Retail Index.

(5)
Adjusted operating income is a
non-GAAP
financial measure that reflects the Company’s operating income excluding certain special items. Attached as Appendix A are reconciliations of the Company’s fiscal 2024, 2023, 2022, 2021 and 2020 adjusted operating income to the Company’s fiscal 2024, 2023, 2022, 2021 and 2020 GAAP operating income, as well as other important disclosures regarding non-GAAP
financial measures. For fiscal 2024, 2023 and 2022, we did not make any adjustments to operating income; therefore, for fiscal 2024, 2023 and 2022, adjusted operating income is equal to our GAAP operating income for fiscal 2024, 2023 and 2022, respectively.

Named Executive Officers, Footnote
(3)
The average compensation for the
non-PEO
NEOs reflects the compensation for the following individuals: (i) for fiscal 2024, Eva Boratto, Michael Wu, Tom Mazurek, Julie Rosen and Deon Riley; (ii) for fiscal 2023, Wendy Arlin, Eva Boratto, Julie Rosen, Deon Riley and Michael Wu; (iii) for fiscal 2022, Wendy Arlin, Julie Rosen, Deon Riley and Michael Wu; (iv) for fiscal 2021, Wendy Arlin, James Bersani, Julie Rosen, Deon Riley and Stuart Burgdoerfer; and (v) for fiscal 2020, Stuart Burgdoerfer, James Bersani, Julie Rosen, Deon Riley, Charles McGuigan and Shelley Milano.

Peer Group Issuers, Footnote	Peer group TSR for purposes of this table is calculated based on the S&P 500 Consumer Discretionary Distribution & Retail Index.
Adjustment To PEO Compensation, Footnote
(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2024, 2023, 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table on the previous page of this proxy statement, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table on the previous page of this proxy statement do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the compensation decisions made by the HCC Committee in regard to the Company’s PEO and other NEOs for fiscal 2024, see “—Compensation Discussion and Analysis” beginning on page 32 of this proxy statement.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR (a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2024:

Ms. Boswell	12,570,293	8,126,164	6,141,959	0	37,659	0	(2,048,047)	8,575,701

Non-PEO NEO Average	4,138,178	1,941,748	1,216,202	0	73,956	(609,467)	(370,373)	2,506,748

Fiscal 2023:

Ms. Boswell	11,694,513	7,333,900	8,738,905	0	(276,498)	0	(26,161)	12,796,859

Non-PEO NEO Average	3,749,110	1,370,407	1,636,606	0	(152,427)	(253,153)	(625,511)	2,984,218

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	0	(287,960)	0	3,075,007	56,713,648

Mr. Wexner	1,554,209	0	0	0	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	0	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term, multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. Treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of the
Company’s
common stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 4,138,178	$ 3,749,110	$ 6,048,032	$ 5,340,605	$ 3,550,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,506,748	2,984,218	5,371,173	6,947,481	3,936,298
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2024, 2023, 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table on the previous page of this proxy statement, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table on the previous page of this proxy statement do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the compensation decisions made by the HCC Committee in regard to the Company’s PEO and other NEOs for fiscal 2024, see “—Compensation Discussion and Analysis” beginning on page 32 of this proxy statement.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR (a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR (a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR (a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2024:

Ms. Boswell	12,570,293	8,126,164	6,141,959	0	37,659	0	(2,048,047)	8,575,701

Non-PEO NEO Average	4,138,178	1,941,748	1,216,202	0	73,956	(609,467)	(370,373)	2,506,748

Fiscal 2023:

Ms. Boswell	11,694,513	7,333,900	8,738,905	0	(276,498)	0	(26,161)	12,796,859

Non-PEO NEO Average	3,749,110	1,370,407	1,636,606	0	(152,427)	(253,153)	(625,511)	2,984,218

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	0	(287,960)	0	3,075,007	56,713,648

Mr. Wexner	1,554,209	0	0	0	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	0	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term, multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. Treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of the
Company’s
common stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The following charts illustrate the relationship of CAP of our PEOs and our other non-PEO
NEOs to (i) the Company’s total shareholder return, (ii) the Company’s net income, and (iii) the Company’s adjusted operating income.

Compensation Actually Paid vs. Net Income
The following charts illustrate the relationship of CAP of our PEOs and our other non-PEO
NEOs to (i) the Company’s total shareholder return, (ii) the Company’s net income, and (iii) the Company’s adjusted operating income.

Compensation Actually Paid vs. Company Selected Measure
The following charts illustrate the relationship of CAP of our PEOs and our other non-PEO
NEOs to (i) the Company’s total shareholder return, (ii) the Company’s net income, and (iii) the Company’s adjusted operating income.

Total Shareholder Return Vs Peer Group
The following chart reflects the Company’s cumulative TSR over the cumulative five-year fiscal 2020 through fiscal 2024 period compared to our industry index (i.e., the S&P 500 Consumer Discretionary Distribution & Retail Index).

Tabular List, Table

PERFORMANCE MEASURE

Adjusted operating income

Net Sales

Relative total shareholder return

Cumulative operating income as a percentage of cumulative sales (“operating income margin”)

Total Shareholder Return Amount	$ 218.1	246.71	248.05	297.58	178.17
Peer Group Total Shareholder Return Amount	227.91	174.14	123.99	149.72	141.39
Net Income (Loss)	$ 798,000,000	$ 878,000,000	$ 800,000,000	$ 1,333,000,000	$ 844,000,000
Company Selected Measure Amount	1,266	1,285	1,376	2,019	1,634
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Non-GAAP Measure Description
(5)
Adjusted operating income is a
non-GAAP
financial measure that reflects the Company’s operating income excluding certain special items. Attached as Appendix A are reconciliations of the Company’s fiscal 2024, 2023, 2022, 2021 and 2020 adjusted operating income to the Company’s fiscal 2024, 2023, 2022, 2021 and 2020 GAAP operating income, as well as other important disclosures regarding non-GAAP
financial measures. For fiscal 2024, 2023 and 2022, we did not make any adjustments to operating income; therefore, for fiscal 2024, 2023 and 2022, adjusted operating income is equal to our GAAP operating income for fiscal 2024, 2023 and 2022, respectively.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative operating income as a percentage of cumulative sales (“operating income margin”)
Gina Boswell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,570,293	$ 11,694,513	$ 6,908,991
PEO Actually Paid Compensation Amount	$ 8,575,701	12,796,859	$ 7,029,815
PEO Name	Gina Boswell		Gina Boswell
Sarah Nash [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,795,013
PEO Actually Paid Compensation Amount			$ 21,646,899
PEO Name			Sarah Nash
Andrew Meslow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,467,439	$ 17,668,627	$ 18,494,939
PEO Actually Paid Compensation Amount			$ (115,380,126)	$ 90,562,269	$ 56,713,648
PEO Name			Andrew Meslow	Andrew Meslow	Andrew Meslow
Leslie Wexner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,554,209
PEO Actually Paid Compensation Amount					$ (1,902,884)
PEO Name					Leslie Wexner
PEO | Gina Boswell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,126,164)	(7,333,900)	$ (3,853,024)
PEO | Gina Boswell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,141,959	8,738,905	3,973,847
PEO | Gina Boswell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,048,047)	(26,161)	0
PEO | Gina Boswell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Gina Boswell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,659	(276,498)	0
PEO | Gina Boswell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sarah Nash [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,412,228)
PEO | Sarah Nash [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,342,298
PEO | Sarah Nash [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,646)
PEO | Sarah Nash [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Sarah Nash [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,538)
PEO | Sarah Nash [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Meslow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ (7,348,518)	$ (12,330,555)
PEO | Andrew Meslow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	6,102,879	47,762,216
PEO | Andrew Meslow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	72,734,076	3,075,007
PEO | Andrew Meslow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Andrew Meslow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(451,632)	1,405,205	(287,960)
PEO | Andrew Meslow [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(124,395,933)	0	0
PEO | Leslie Wexner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Leslie Wexner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Leslie Wexner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,141,568
PEO | Leslie Wexner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Leslie Wexner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,416,835)
PEO | Leslie Wexner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,181,827)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,941,748)	(1,370,407)	(2,642,339)	(1,126,764)	(266,664)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,216,202	1,636,606	2,409,483	1,023,384	318,622
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(370,373)	(625,511)	(302,285)	1,454,751	1,312,361
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,956	(152,427)	(141,718)	735,793	(218,354)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (609,467)	$ (253,153)	$ 0	$ (480,289)	$ (760,169)